COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS - Movements in Allowance For Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS
Balance at the beginning of year	$ 9,929	$ 8,660	$ 6,383
Additions	(2,149)	1,038	2,404
Deconsolidation of a subsidiary	(465)	0	0
Translation adjustment	(334)	231	(127)
Balance at the end of the year	$ 6,981	$ 9,929	$ 8,660